Submission	Mar. 10, 2026
Submission [Line Items]
Central Index Key	0001795251
Registrant Name	NANO-X IMAGING LTD
Form Type	F-3
Submission Type	F-3
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A